Profit for the Year - Summary of Profit for the Year (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Share of profit from an associate		$ 139	$ 101
Included in employee benefits expense:
Wages, salaries, bonus and other benefits	$ 416,913	399,995	322,539
Defined contribution plan	17,160	16,021	11,741
Equity-settled share-based payment (net reversal) expense	(9,108)	19,465	5,204
Cash-settled share-based payment (net reversal) expense	(394)	869	199
Included in interest expense:
Interest on bank loans		170	6,666
Interest expense on lease liabilities	1,975	1,554	1,529
Accretion on provision for reinstatement cost	104	136	158
Others	98	76	61
Included in other operating expense:
Professional fees	5,932	4,646	3,737
Utilities expense	3,455	2,599	2,131
Foreign exchange gain — net	$ (426)	$ (1,716)	$ (1,375)